Property and equipment, net - Impairment loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net
Impairment of property and equipment	$ 1,146,000	$ 0	$ 0